Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,308	$ 2,135
Acquired technology	12,200	0
Acquired trade names	2,700	0
Acquired customer relationship	2,000	0
Finite-Lived Intangible Assets, Gross	19,208	2,135
Less accumulated amortization	2,271	1,538
Total intangible assets, net	$ 16,937	$ 597